Gross Unrealized Holding Losses on and Fair Value of Available-For-Sale Securities and Cost Method Investments Included in Other Investments (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Available-for-sale Securities | Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Fair Value Less than 12 Months	¥ 4,781	¥ 18,156
Available-for-Sale Securities Gross Unrealized Holding Losses Less than 12 months	874	2,302
Available-for-Sale Securities Fair Value 12 months or longer	10,351	19,835
Available-for-Sale Securities Gross Unrealized Holding Losses 12 months or longer	1,229	2,636
Available-for-Sale Securities	15,132	37,991
Available-for-Sale Securities Gross Unrealized Loss	2,103	4,938
Available-for-sale Securities | Debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Fair Value Less than 12 Months		4
Available-for-Sale Securities Gross Unrealized Holding Losses Less than 12 months		0
Available-for-Sale Securities		4
Available-for-Sale Securities Gross Unrealized Loss		0
Cost-method Investments
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Fair Value Less than 12 Months	42
Available-for-Sale Securities Gross Unrealized Holding Losses Less than 12 months	66
Available-for-Sale Securities Fair Value 12 months or longer	104	276
Available-for-Sale Securities Gross Unrealized Holding Losses 12 months or longer	218	1,309
Available-for-Sale Securities	146	276
Available-for-Sale Securities Gross Unrealized Loss	284	1,309
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Gross Unrealized Loss	2,103	4,938
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Gross Unrealized Loss		¥ 0